Business Combination - Reconciliation of elements of Business Combination to Cash Flows (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 29, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Less: Initial fair value of Warrants recognized in the Business Combination		$ 7,166	$ 0
Less: Initial fair value of earnout interests liability recognized in the Business Combination		(348,710)
Net adjustment to total equity from the Business Combination and PIPE financing		$ (286,222)
RSILP
Business Acquisition [Line Items]
Cash- DMYT trust and cash, net of redemptions	$ 230,800
Cash- PIPE financing	160,430
Less: cash consideration paid to purchased RSI units	(125,000)
Less: transaction costs and advisory fees	(26,467)
Net proceeds from the Business Combination and PIPE financing	239,763
Less: Initial fair value of Warrants recognized in the Business Combination	181,271
Less: Initial fair value of earnout interests liability recognized in the Business Combination	(348,710)
Add: Transaction costs allocated to Warrants(1)	3,996
Net adjustment to total equity from the Business Combination and PIPE financing	$ (286,222)